Fair Value Measurements and Available for Sale Investments - Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands		Jun. 30, 2026 [6]	Dec. 31, 2025		Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value			$ 73,442		$ 302,726
US Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value			63,268	[1]	284,495	[2]
Agency Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value	[3]				7,579
Commercial and corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value			10,174	[4]	10,652	[5]
Fair Value, Recurring | Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value included in cash and cash equivalents		$ 26,186	91,359	[6],[7]	9,376	[7]
Fair Value, Recurring | US Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value	[9]		63,268	[8]	284,495	[7]
Fair Value, Recurring | Agency Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value included in cash and cash equivalents	[9]				7,579
Fair Value, Recurring | Commercial and corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value	[9]		10,174	[8]	10,652
Fair Value, Inputs, Level 1 | Fair Value, Recurring | Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value included in cash and cash equivalents		26,186	91,359	[6],[7]	9,376	[7]
Fair Value, Inputs, Level 1 | Fair Value, Recurring | US Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value	[9]		63,268	[8]	284,495	[7]
Fair Value, Inputs, Level 1 | Fair Value, Recurring | Agency Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value included in cash and cash equivalents	[9]				0
Fair Value, Inputs, Level 1 | Fair Value, Recurring | Commercial and corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value	[9]		0	[8]	0
Fair Value, Inputs, Level 2 | Fair Value, Recurring | Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value included in cash and cash equivalents		0	0	[6],[7]	0	[7]
Fair Value, Inputs, Level 2 | Fair Value, Recurring | US Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value			0	[8],[9]	0
Fair Value, Inputs, Level 2 | Fair Value, Recurring | Agency Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value included in cash and cash equivalents	[9]				7,579
Fair Value, Inputs, Level 2 | Fair Value, Recurring | Commercial and corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value	[9]		10,174	[8]	10,652
Fair Value, Inputs, Level 3 | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value	[9]				0
Fair Value, Inputs, Level 3 | Fair Value, Recurring | Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value included in cash and cash equivalents		0	0	[6]	0	[7]
Fair Value, Inputs, Level 3 | Fair Value, Recurring | US Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value			0	[8]	0	[7],[9]
Fair Value, Inputs, Level 3 | Fair Value, Recurring | Agency Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value included in cash and cash equivalents	[9]				0
Fair Value, Inputs, Level 3 | Fair Value, Recurring | Commercial and corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value			0	[8]	0	[9]
Money Market Funds | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value included in cash and cash equivalents		140,791	140,380	[6],[7]	104,553	[7]
Money Market Funds | Fair Value, Inputs, Level 1 | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value included in cash and cash equivalents		140,791	140,380	[6],[7]	104,553	[7]
Money Market Funds | Fair Value, Inputs, Level 2 | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value included in cash and cash equivalents		0	0	[6],[7]	0	[7]
Money Market Funds | Fair Value, Inputs, Level 3 | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value included in cash and cash equivalents		$ 0	$ 0	[6]	$ 0	[7]

[1]	Of our outstanding U.S. Treasury securities, $63.3 million have maturity dates of less than one year and $0.0 million have a maturity date of between one to two years as of December 31, 2025.
[2]	Of our outstanding U.S. Treasury securities, $249.0 million have maturity dates of less than one year and $35.5 million have a maturity date of between one to two years as of December 31, 2024.
[3]	Of our outstanding agency securities, $7.6 million have maturity dates of less than one year and $0.0 million have a maturity date of between one to two years as of December 31, 2024.
[4]	Of our outstanding commercial and corporate obligations, $10.2 million have maturity dates of less than one year and $0.0 million have a maturity date of between one to two years as of December 31, 2025.
[5]	Of our outstanding commercial and corporate obligations, $10.7 million have maturity dates of less than one year and $0.0 million have a maturity date of between one to two years as of December 31, 2024.
[6]	Included in cash and cash equivalents in the accompanying balance sheets.
[7]	Included in cash and cash equivalents in the accompanying combined balance sheets.
[8]	Included in short-term investments in the accompanying balance sheets.
[9]	Included in short-term or long-term investments in the accompanying combined balance sheets depending on the respective maturity date.